Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties

a)    Receivables from related parties

							Current		Non-current
							12-31-2020	12-31-2019	12-31-2020	12-31-2019
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of transaction	Term of transaction	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa Spain	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	31,032	26,979	-	-
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	266,732	146,061	-	-
Foreign	Enel Green Power Morocco	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	252,803	94,340	-	-
76.418.940-K	GNL Chile S.A.	Italy	Associated	US$	Advance Gas Purchase	Less than 90 days	20,067,363	31,025,024	48,358,915	34,407,142
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Dividends	Less than 90 days	616,697	-	-	-
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Engineering services	Less than 90 days	42,794	45,069	-	-
Foreign	Enel Italy SrL.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	534,991	403,854	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	216,185	120,276	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	US$	Gas sales	Less than 90 days	-	16,880,527	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	Less than 90 days	22,048,245	2,962,387	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other services	Less than 90 days	533,309	467,393	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	BRL	Other services	Less than 90 days	-	705,954	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	866,928	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Engineering services	Less than 90 days	198,066	473,527	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	164,018	105,320	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	COP	Computer Services	Less than 90 days	-	833,336	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	EUR	Computer Services	Less than 90 days	322,872	-	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	74,930	26,237	-	-
Foreign	Enel Generación Peru S.A.	Peru	Common Immediate Parent	CLP	Engineering services	Less than 90 days	1,064,232	725,163	-	-
Foreign	Enel Generación Peru S.A.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	162,252	-	-	-
Foreign	Enel Generación Peru S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	404,354	455,544	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Computer Services	Less than 90 days	410,946	991,564	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	1,007,511	1,859,205	-	-
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	US$	Engineering services	Less than 90 days	1,342,341	-	-	-
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	-	489,301	-	-
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	55,897	60,670	-	-
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	Computer Services	Less than 90 days	25,362	-	-	-
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	70,925	-	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	170,756	1,131,635	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Engineering services	Less than 90 days	395,683	-	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	2,088	267,422	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	653,975	1,509,373	-	-
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	-	149,525	-	-
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	CH$	Venta de Energía	Less than 90 days	-	-	-	-
Foreign	Enel Distribución Peru S.A.	Peru	Common Immediate Parent	US$	Computer Services	Less than 90 days	657,232	603,171	-	-
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	405,030	302,697	-	-
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	186,734	1,463,242	-	-
Foreign	Energía Nueva Energía Limpia México S.R.L	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	34,843	108,327	-	-
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	96,267	60,717	-	-
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Engineering services	Less than 90 days	155,722	34,771	-	-
Foreign	Enel Generacion El Chocón S.A.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	11,954	12,589	-	-
Foreign	Enel Green Power Brasil Participacoes LTDA.	Brazil	Common Immediate Parent	US$	Engineering services	Less than 90 days	6,714	51,895	-	-
Foreign	Enel Green Power Brasil Participacoes LTDA.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	200,977	75,984	-	-
Foreign	Enel Power Argentina	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	269,280	284,876	-	-
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	-	461,677
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering services	Less than 90 days	653,567	-	-	-
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	US$	Other services	Less than 90 days	-	385,716	-	-
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	CLP	Other services	Less than 90 days	-	110,699	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	-	141,708	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	CLP	Other services	Less than 90 days	-	7,381	-	-
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	234,834	168,691	-	-
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Computer Services	Less than 90 days	1,080,101	1,136,784	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	623,843	341,200	-	-
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	29,990	26,954	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	60,644	13,781	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	753,544	273,003	-	-
Foreign	Enel North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	192,582	-	-	-
Foreign	Enel X North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	86,685	92,730	-	-
Foreign	Parque Amistad Ii Sa De Cv	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	-	50,264	-	-
Foreign	Parque Amistad Iv Sa De Cv	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	-	17,590	-	-
Foreign	Renovables de Guatemala S.A.	Guatemala	Common Immediate Parent	US$	Engineering services	Less than 90 days	1,089	-	-	-
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	EUR	Computer Services	Less than 90 days	173,263	-	-	-
77.157.781-4	Enel AMPCI Ts1 Holdings SpA	Chile	Associated	US$	Other services	Less than 90 days	8,176	-	-	-
77.157.783-0	Enel AMPCI Ts1 SpA	Chile	Associated	US$	Other services	Less than 90 days	41,591	-	-	-
77.157.779-2	Enel AMPCI Ebus Chile SpA	Chile	Associated	US$	Other services	Less than 90 days	8,176	-	-	-
						Total	57,976,125	68,182,133	48,358,915	34,407,142

b)    Accounts payable to related parties

							Current		Non-current
							12-31-2020	12-31-2019	12-31-2020	12-31-2019
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of transaction	Terms of transaction	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa Spain	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	159,940	159,940	-	-
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	94,838	86,189	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	COP	Other services	Less than 90 days	4,576	4,723	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	2,285,642	1,909,747	-	-
Foreign	Enel Distribución Peru S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	2,185	2,291	-	-
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	651,662	57,324	-	-
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	5,397,360	1,984,129	-	-
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	Less than 90 days	14,650,079	4,980,936	-	2,497,660
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Engineering services	Less than 90 days	190,879	190,879	-	-
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	25,643	25,643	-	-
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	891,821	883,576	-	-
Foreign	E-Distribuzione Spa	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	-	49,488	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	1,395,436	3,249,960	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	1,999,721	2,793,150	-	-
Foreign	Enel Energía	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	478,207	452,289	-	-
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint Arrangement	CLP	Tolls	Less than 90 days	13,887	13,887	-	-
Foreign	Enel Green Power Spain SL	Spain	Common Immediate Parent	EUR	Other services	Less than 90 days	403,225	352,233	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	558,964	1,099,133	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	US$	Commodity derivatives	Less than 90 days	2,405,919	9,295,836	-	-
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	5,042,033	2,857,244	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	1,154,817	-	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Computer Services	Less than 90 days	11,719,059	-	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	551,776	-	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	640,692	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	Less than 90 days	-	55,018,871	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical services	Less than 90 days	7,310,421	6,982,284	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Computer Services	Less than 90 days	263,443	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Engineering services	Less than 90 days	1,381,313	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other services	Less than 90 days	2,516,113	2,965,604	-	-
Foreign	Enel Italy SrL	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	-	6,438,614	-	-
Foreign	Enel Italy SrL	Italy	Common Immediate Parent	EUR	Computer Services	Less than 90 days	253,605	-	-	-
Foreign	Enel Italy SrL	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	676,267	9,115,709	-	-
Foreign	Enel Italy IT	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	243,460	-	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	35,616	17,950	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	4,782,053	3,017,847	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Computer Services	Less than 90 days	2,125,349	-	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	17,720	-	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	947,100	681,544	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	21,206,647	19,758,903	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	17,975,839	12,594,833	-	-
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	9,249,143	10,666,792	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	315,697	248,051	-	-
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	US$	Loan payable	Less than 90 days	3,444,366	-	1,164,044,462	781,875,824
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	US$	Other services	Less than 90 days	-	134,278	-	-
Foreign	Enel Green Power Italy	Italy	Common Immediate Parent	CLP	Other services	Less than 90 days	459,992	-	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other services	Less than 90 days	345,708	344,877	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	EUR	Engineering services	Less than 90 days	871,748	-	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	42,549	107,037	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Engineering services	Less than 90 days	60,957	-	-	-
76.364.085-K	Energía Marina S.P.A	Chile	Associated	CLP	Other services	Less than 90 days	-	2,357	-	-
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other services	Less than 90 days	130,664	198,815	-	-
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	Less than 90 days	4,225,269	147,488	-	-
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	247,773	890,343	-	-
Foreign	Tecnatom SA	Italy	Common Immediate Parent	EUR	Engineering services	Less than 90 days	73,842	29,093	-	-
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	360	-	-	-
Foreign	Enel Distribución Sao Paulo	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	132,587	-	-	-
						Total	130,053,962	159,809,887	1,164,044,462	784,373,484

(*) See letter d below.

Summary of Significant Transactions and Effect on Income or Expenses
6
					For the years ended December 31,
					2020	2019	2018
Taxpayer ID N°	Company	Country	Relationship	Description of transaction	ThCh$	ThCh$	ThCh$
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration and other services	5,021,265	4,748,244	5,071,453
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(164,410,577)	(99,801,403)	(131,521,989)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Energy Purchases	-	-	(1,954,523)
76.052.206-6	Parque Eolico Valle de los Vientos SpA	Chile	Common Immediate Parent	Energy Purchases	-	-	(3,349,525)
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical services	(3,435,918)	-	-
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	Engineering services	(5,097,105)	-	-
Foreign	Enel S.p.A.	Italy	Parent	Technical services	(3,800,471)	(4,110,257)	-
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	Energy Purchases	-	-	(30,205,373)
76.179.024-2	Parque Eolico Tal Tal SpA	Chile	Common Immediate Parent	Energy Purchases	-	-	(4,448,833)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	(37,771,702)	(12,118,800)	7,584,772
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical services	(2,183,183)	(1,634,832)	(1,213,116)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas sales	-	58,352,346	34,701,425
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Financial expenses	(35,079,947)	(31,328,749)	(23,253,535)
Foreign	Enel Italy S.r.l.	Italy	Common Immediate Parent	Computer Services	-	(2,699,915)	(1,481,631)
Foreign	Enel Italy S.r.l.	Italy	Common Immediate Parent	Technical services	-	(3,139,990)	(2,629,893)
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Technical services	(3,172,872)	-	(1,845,425)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Engineering services	(7,263,535)	-	-
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical services	(4,674,437)	(3,898,762)	(4,257,363)
76.802.924-3	Energía y Servicios South America SpA	Chile	Common Immediate Parent	Computer Services	(2,128,624)	-	-

Summary of Compensation Paid to Members of the Board of Directors

				December 31, 2020
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2020	207,918	—	—
Foreign	Giulio Fazio	Director	January - December 2020	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2020	103,959	—	34,653
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2020	103,959	—	34,653
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2020	103,959	—	34,653
Foreign	Daniele Caprini	Director	January - December 2020	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2020	—	—	—
			Total	519,795	—	103,959

				December 31, 2019
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2019	206,350	—	—
Foreign	Giulio Fazio	Director	January - December 2019	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2019	103,175	—	33,648
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2019	103,175	—	33,648
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2019	103,175	—	33,648
Foreign	Daniele Caprini	Director	January - December 2019	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2019	—	—	—
			Total	515,875	—	100,944

				December 31, 2018
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Hermán Chadwick Piñera	Chairman	January - December 2018	181,789	—	—
Foreigner	Giulio Fazio	Director	January - December 2018	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2018	90,894	—	31,018
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2018	90,894	—	31,018
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2018	90,894	—	31,018
Foreigner	Vicenzo Ranieri	Director	April - December 2018	—	—	—
Foreigner	Salvatore Bernabei	Director	January - December 2018	—	—	—
			Total	454,471	—	93,054

Disclosure Of Compensation Of Key Management Personnel Explanatory

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Paolo Palloti	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (1)	Administration, Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
Foreign	Eugenio Belinchon Gueto (2)	Internal Audit Manager

(1)On November 15, 2019, Mr. Giuseppe Turchiarelli, was appointed CFO, replacing Mr. Marcelo Antonio de Jesús.

(2)On March 1, 2020, Mr. Eugenio Belinchon Gueto was appointed Head of Internal Auditing, replacing Mr. Raffaele Cutrignelli.

Summary of Compensation Received by Key Management Personnel

	December 31, 2020	December 31, 2019	December 31, 2018
	ThCh$	ThCh$	ThCh$
Remuneration	2,133,063	2,357,252	2,959,019
Short-term benefits for employees	272,714	207,391	497,424
Other long-term benefits - IAS	146,404	2,088	322,865
Total	2,552,181	2,566,731	3,779,308